SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.21%
Expected volatility	68.75%
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%
Exercise price	$ 13.90
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		0.69%
Expected volatility		111.87%
Exercise price		$ 13.20
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		1.40%
Expected volatility		113.16%
Exercise price		$ 13.90